Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Port Street Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	PSQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Port Street Quality Growth Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://portstreetinvest.com/about-the-fund. You can also request this information by contacting us at 1-855-369-6220.
Additional Information Phone Number	1-855-369-6220
Additional Information Website	https://portstreetinvest.com/about-the-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://portstreetinvest.com/about-the-fund for more recent performance information.
Net Assets	$ 222,120,858
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$222,120,858
Number of Holdings	31
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	23.5%
RTX Corp.	5.3%
Alphabet, Inc.	5.0%
Unilever plc	4.8%
Berkshire Hathaway, Inc.	4.6%
Microsoft Corp.	4.4%
Walt Disney Co.	4.2%
Oracle Corp.	4.2%
Novo Nordisk	3.5%
Medtronic plc	3.4%

Top Sectors	(%)
Information Technology	15.8%
Health Care	14.1%
Consumer Staples	10.2%
Industrials	10.1%
Communication Services	9.2%
Financials	6.4%
Consumer Discretionary	5.7%
Cash & Other	28.5%

Updated Prospectus Web Address	https://portstreetinvest.com/about-the-fund.